Geographic and Other Information - Revenue and Non-current Assets by Geography (Parenthetical) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of geographical areas [abstract]
Forward exchange hedging loss	₩ 212,956